Average Annual Total Returns	12 Months Ended	39 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[2]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.19%)	[1]
Lipper Core Bond Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	1.82%			(2.20%)
T. Rowe Price QM U.S. Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.61%	(2.26%)
Performance Inception Date		Sep. 28, 2021
T. Rowe Price QM U.S. Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.16%)	(3.51%)
T. Rowe Price QM U.S. Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.94%	(2.23%)

[1]	Return since 9/28/21.
[2]	Return since 9/30/21.